Summary of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

Note 3 - Significant Accounting Policies

These interim unaudited condensed consolidated financial statements have been prepared according to the same accounting policies as those discussed in the Company’s Annual Report for the year ended December 31, 2020, excluding the following:

Stock Option Plan

The Group recognizes all employee and nonemployee stock-based compensation as a cost in the consolidated financial statements. For awards with a graded vesting schedule, the Company uses the graded vesting attribution approach to recognize compensation cost over the vesting period.

The Group estimates grant date fair value using the Black-Scholes-Merton option-pricing model and estimates the number of forfeitures expected to occur.

Note 2 - Summary of Significant Accounting Policies

A.	Basis of Presentation

The financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”)

B.	Functional Currency

The Group finances its operations in U.S. dollars. While the majority of the Group’s operations are currently conducted in Israel, a significant part of the Group’s expenses is denominated and determined in U.S. dollars. The Group’s management believes that the U.S. Dollar is the currency of the primary economic environment in which the Company operates and expects to continue to operate in the foreseeable future. Thus, the functional and reporting currency of the Group is the U.S. Dollar.

The Group’s transactions and balances denominated in U.S. dollars are presented at their original amounts. Non-Dollar transactions and balances have been re-measured to U.S. Dollars in accordance with Accounting Standards Codification (ASC) 830, “Foreign Currency Matters”, of the Financial Accounting Standards Board (“FASB”). All transaction gains and losses from re-measurement of monetary balance sheet items denominated in non-dollar currencies are reflected in the statements of operations as financial income or expenses, as appropriate.

C.	Principles of Consolidation

The consolidated financial statements include the accounts of the Parent Company and its wholly owned Subsidiary, IR. Med Ltd. Intercompany transactions and balances have been eliminated in consolidation.

D.	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make judgments, estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates.

E.	Cash and Cash Equivalents

The Group considers all highly liquid investments with a maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at their carrying values, which approximates their fair values.

F.	Property and Equipment

Property and equipment are stated at cost less accumulated depreciation and accumulated impairment losses, if any. Maintenance and repair expenses are charged to operation as incurred. Depreciation is calculated on the straight-line method based on the estimated useful lives of the assets and commences once the assets are ready for their intended use. The cost of property and equipment include expenditure that is attributable to the acquisition of the assets.

Annual rates at depreciation are as follows:

%
Computers and software	10-33
Furniture and equipment	15

G.	Research and Development Expenses

Research and development expenses are expensed as incurred. Those expenses include payments to third party consultants, expenses related to conducting clinical and pre-clinical trials, patents, salaries and related personnel expenses and travel expenses.

H.	Fair Value of Financial Instruments

The carrying amounts of the Company’s financial instruments, including cash and cash equivalents, accounts receivables, trade and other accounts payable and stockholders’ loans do not significantly vary from their fair values. Amounts from related parties approximate fair value because of their short-term nature.

Fair value for the measurement of financial assets and liabilities is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. The Group utilizes a valuation hierarchy for disclosure of the inputs for fair value measurement. This hierarchy prioritizes the inputs into three broad levels as follows:

● Level 1 inputs are unadjusted quoted prices in active markets for identical assets or liabilities.

● Level 2 inputs are quoted prices for identical or similar assets or liabilities in less active markets or model derived valuations in which significant inputs are observable for the asset or liability, either directly or indirectly through market corroboration.

● Level 3 inputs are unobservable inputs based on the Company’s assumptions used to measure assets and liabilities at fair value.

By distinguishing between inputs that are observable in the marketplace, and therefore more objective, and those that are unobservable and therefore more subjective, the hierarchy is designed to indicate the relative reliability of the fair value measurements. A financial asset or liability’s classification within the hierarchy is determined based on the lowest level input that is significant to the fair value measurement.

I.	Commitments and Contingencies

Liabilities for loss contingencies arising from claims, assessments, litigations, fines and penalties and other sources are recognized when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated.

J.	Accounting for Share-Based Compensation

Until December 31, 2018, the Company accounted for equity-based compensation to non-employees in accordance with ASC 505-50, Equity – Equity-based Payments to Non-employees (“ASC 505-50”), with respect to warrants issued to non-employees. All transactions with nonemployees in which goods or services are received in exchange for equity-based instruments are accounted for based on the fair value of the consideration received or the fair value of the equity-based instruments issued, whichever is more reliably measurable.

In June 2018, the FASB issued ASU 2018-07 “Improvement to Nonemployee Share-Based Payments Accounting.” This guidance simplifies the accounting for non-employee share-based payment transactions. The amendments specify that ASC 718 applies to all share-based payment transactions in which a grantor acquires goods or services to be used or consumed in a grantor’s own operations by issuing share-based payment awards. The Company adopted the provisions of this update as of January 1, 2019.

K.	Income taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. The Group records valuation allowances to reduce deferred income tax assets to the amount that is more likely than not to be realized.

The Group recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Company records interest related to unrecognized tax benefits in interest expense and penalties in selling, general, and administrative expenses.

L.	Concentrations of credit risks

Financial instruments that potentially subject the Group to concentrations of credit risk consist principally of cash and cash equivalents. Cash and cash equivalents are held in commercial banks in the U.S. and in Israel. Management believes that the financial institution that holds the Group investments have high credit ratings. The Group has no off-balance-sheet concentration of credit risk such as foreign exchange contracts, option contracts or other foreign hedging arrangements.